Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 30, 2024	Jul. 29, 2024	Jul. 24, 2024	May 24, 2024	Feb. 28, 2024	Feb. 27, 2024	Feb. 22, 2024	Nov. 03, 2023	Jul. 27, 2023	Jul. 26, 2023	Feb. 28, 2023	Feb. 24, 2023	Feb. 22, 2023	Jul. 26, 2022	Feb. 25, 2022	Feb. 24, 2022	Feb. 22, 2022	Jul. 26, 2021	Feb. 26, 2021	Feb. 25, 2021	Feb. 24, 2021	Feb. 22, 2021	Jul. 28, 2020	Jul. 27, 2020	Feb. 27, 2020	Feb. 26, 2020	Feb. 25, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of Newmont over a five-year performance period.

					VALUE OF INITIAL FIXED $100
					INVESTMENT BASED ON
			AVERAGE	AVERAGE
			SUMMARY	COMPENSATION
	SUMMARY		COMPENSATION	ACTUALLY		PEER/INDEX
	COMPENSATION	COMPENSATION	TABLE TOTAL FOR	PAID TO NON-	TOTAL	TOTAL	COMPANY NET
	TABLE TOTAL	ACTUALLY	NON-CEO	PEO	SHAREHOLDER	SHAREHOLDER	INCOME
PEFORMANCE YEAR	FOR PEO(1)	PAID TO PEO(1)	PEOS(2)	NEOs(2)(4)	RETURN(3)	RETURN	(LOSS) ($)(5)	FREE CASH FLOW
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$12,965,126	$3,323,357	$4,463,189	$3,119,735	$91.57	$157.67	$3,381,000,000	$2,916,000,000
2023	$11,747,104	$1,125,000	$3,949,153	$1,588,050	$100.82	$156.39	$(2,467,000,000)	$88,000,000
2022	$13,654,538	$3,407,020	$3,904,167	$1,166,702	$113.19	$137.66	$(369,000,000)	$1,067,000,000
2021	$12,667,106	$15,415,524	$3,922,861	$3,707,302	$145.20	$150.22	$233,000,000	$2,613,000,000
2020	$12,202,285	$14,852,971	$4,943,217	$5,525,436	$138.96	$138.86	$2,791,000,000	$3,588,000,000

(1)    In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2020 to 2024. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)    In 2024, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Wexler, Mr. Toth and Mr. Atkinson. In 2023, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna. In 2022, the Non-PEOs comprises Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese. In 2021, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson. In 2020, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gottesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(3)    Peer Group TSR is market cap weighted, with the following peers (peers published in 2024 Newmont Annual report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US), and Kinross Gold Corp (KGC US).

(4)    The 2025 Proxy Statement will differ from the previous year's report as a minor error was identified in the 2023 average compensation paid to NEOs, which has since been corrected for this year.

(5)    Represents Company Net Income (Loss) as disclosed in respective year's Newmont Annual Report.

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO															OTHER NEO AVERAGE
Adjustments(6)(7)(8)		2024			2023			2022			2021				2020		2024			2023			2022				2021		2020
Summary Compensation Table Total			$12,965,126			$11,747,104			$13,654,538			$12,667,106			$12,202,285			$4,463,189			$3,949,153			$3,904,167			$3,922,861			$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$	(-)	9,286,203	$	(-)	8,896,322	$	(-)	10,132,164	$	(-)	8,566,067	$	(-)	7,659,869	$	(-)	2,723,638	$	(-)	2,899,811	$	(-)	2,665,646	$	(-)	2,287,820	$	(-)	2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$	(+)	10,801,010	$	(+)	7,410,447	$	(+)	6,409,104	$	(+)	10,094,687	$	(+)	9,490,638	$	(+)	4,333,887	$	(+)	2,021,753	$	(+)	1,722,529	$	(+)	2,696,083	$	(+)	3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$	(-)	6,426,122	$	(-)	6,203,785	$	(-)	6,161,789	$	(+)	3,757,541	$	(+)	2,114,057	$	(-)	1,701,038	$	(-)	757,830	$	(-)	1,381,313	$	(+)	672,482	$	(+)	1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$	(-)	4,153,588	$	(-)	3,262,797	$	(-)	1,432,304	$	(-)	2,698,509	$	(-)	1,096,571	$	(-)	1,285,235	$	(-)	835,620	$	(-)	629,778	$	(-)	1,357,393	$	(-)	863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$	(-)	1,185,581	$	(-)	0	$	(-)	0	$	(-)	291,792	$	(-)	0	$	(-)	88,368	$	(-)	0	$	(-)	0	$	(-)	116,408	$	(-)	0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$	(+)	568,608	$	(+)	664,022	$	(+)	806,513	$	(+)	769,710	$	(+)	305,363	$	(+)	112,675	$	(+)	93,852	$	(+)	124,336	$	(+)	246,121	$	(+)	163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$	(-)	390,217	$	(-)	652,107	$	(-)	66,594	$	(-)	606,521	$	(-)	602,107	$	(-)	121,243	$	(-)	140,779	$	(-)	31,278	$	(-)	241,739	$	(-)	741,074
Addition for the Service Cost attributable to services rendered during the FY	$	(+)	430,323	$	(+)	318,437	$	(+)	329,717	$	(+)	289,369	$	(+)	99,175	$	(+)	129,504	$	(+)	157,331	$	(+)	123,685	$	(+)	173,112	$	(+)	212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Compensation Actually Paid			$3,323,357			$1,125,000			$3,407,020			$15,415,524			$14,852,971			$3,119,735			$1,588,050			$1,166,702			$3,707,302			$5,525,436

(6)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 31, 2024 = $37.22; December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; and December 31, 2020 = $59.89. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96, 2/22/2024 = $33.43, 2/27/2024 = $30.01, 2/28/2024 = $29.86, 5/24/2024 = $40.58, 7/24/2024 = $47.07, 7/29/2024 = $46.73, 10/30/2024 = $47.80.

(7)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23, and 2/22/2024 vest date fair market value = $33.43; and for the 2022 program 2022 fair value = $46.14, 2023 fair value = $23.21, and 2024 fair value = $0.02; for the 2023 program 2023 fair value = $37.27 and 2024 fair value = $12.05; and for the 2024 program 2024 fair value = $36.00. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2024. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)   The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. The amount of service cost was $0 for Ms. Ovelmen for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, Mr. Wexler for 2024, 2023, 2022, 2021, and 2020, Mr. Toth for 2023, 2022, 2021, and 2020 and Mr. Atkinson for 2021 and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Company Selected Measure Name	FREE CASH FLOW
Named Executive Officers, Footnote

(1)    In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2020 to 2024. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)    In 2024, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Wexler, Mr. Toth and Mr. Atkinson. In 2023, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna. In 2022, the Non-PEOs comprises Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese. In 2021, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson. In 2020, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gottesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

Peer Group Issuers, Footnote

(3)    Peer Group TSR is market cap weighted, with the following peers (peers published in 2024 Newmont Annual report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US), and Kinross Gold Corp (KGC US).

PEO Total Compensation Amount	$ 12,965,126	$ 11,747,104	$ 13,654,538	$ 12,667,106	$ 12,202,285
PEO Actually Paid Compensation Amount	$ 3,323,357	1,125,000	3,407,020	15,415,524	14,852,971
Adjustment To PEO Compensation, Footnote

		PEO															OTHER NEO AVERAGE
Adjustments(6)(7)(8)		2024			2023			2022			2021				2020		2024			2023			2022				2021		2020
Summary Compensation Table Total			$12,965,126			$11,747,104			$13,654,538			$12,667,106			$12,202,285			$4,463,189			$3,949,153			$3,904,167			$3,922,861			$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$	(-)	9,286,203	$	(-)	8,896,322	$	(-)	10,132,164	$	(-)	8,566,067	$	(-)	7,659,869	$	(-)	2,723,638	$	(-)	2,899,811	$	(-)	2,665,646	$	(-)	2,287,820	$	(-)	2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$	(+)	10,801,010	$	(+)	7,410,447	$	(+)	6,409,104	$	(+)	10,094,687	$	(+)	9,490,638	$	(+)	4,333,887	$	(+)	2,021,753	$	(+)	1,722,529	$	(+)	2,696,083	$	(+)	3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$	(-)	6,426,122	$	(-)	6,203,785	$	(-)	6,161,789	$	(+)	3,757,541	$	(+)	2,114,057	$	(-)	1,701,038	$	(-)	757,830	$	(-)	1,381,313	$	(+)	672,482	$	(+)	1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$	(-)	4,153,588	$	(-)	3,262,797	$	(-)	1,432,304	$	(-)	2,698,509	$	(-)	1,096,571	$	(-)	1,285,235	$	(-)	835,620	$	(-)	629,778	$	(-)	1,357,393	$	(-)	863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$	(-)	1,185,581	$	(-)	0	$	(-)	0	$	(-)	291,792	$	(-)	0	$	(-)	88,368	$	(-)	0	$	(-)	0	$	(-)	116,408	$	(-)	0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$	(+)	568,608	$	(+)	664,022	$	(+)	806,513	$	(+)	769,710	$	(+)	305,363	$	(+)	112,675	$	(+)	93,852	$	(+)	124,336	$	(+)	246,121	$	(+)	163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$	(-)	390,217	$	(-)	652,107	$	(-)	66,594	$	(-)	606,521	$	(-)	602,107	$	(-)	121,243	$	(-)	140,779	$	(-)	31,278	$	(-)	241,739	$	(-)	741,074
Addition for the Service Cost attributable to services rendered during the FY	$	(+)	430,323	$	(+)	318,437	$	(+)	329,717	$	(+)	289,369	$	(+)	99,175	$	(+)	129,504	$	(+)	157,331	$	(+)	123,685	$	(+)	173,112	$	(+)	212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Compensation Actually Paid			$3,323,357			$1,125,000			$3,407,020			$15,415,524			$14,852,971			$3,119,735			$1,588,050			$1,166,702			$3,707,302			$5,525,436

(6)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 31, 2024 = $37.22; December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; and December 31, 2020 = $59.89. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96, 2/22/2024 = $33.43, 2/27/2024 = $30.01, 2/28/2024 = $29.86, 5/24/2024 = $40.58, 7/24/2024 = $47.07, 7/29/2024 = $46.73, 10/30/2024 = $47.80.

(7)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23, and 2/22/2024 vest date fair market value = $33.43; and for the 2022 program 2022 fair value = $46.14, 2023 fair value = $23.21, and 2024 fair value = $0.02; for the 2023 program 2023 fair value = $37.27 and 2024 fair value = $12.05; and for the 2024 program 2024 fair value = $36.00. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2024. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)   The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. The amount of service cost was $0 for Ms. Ovelmen for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, Mr. Wexler for 2024, 2023, 2022, 2021, and 2020, Mr. Toth for 2023, 2022, 2021, and 2020 and Mr. Atkinson for 2021 and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 4,463,189	3,949,153	3,904,167	3,922,861	4,943,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,119,735	1,588,050	1,166,702	3,707,302	5,525,436
Adjustment to Non-PEO NEO Compensation Footnote

		PEO															OTHER NEO AVERAGE
Adjustments(6)(7)(8)		2024			2023			2022			2021				2020		2024			2023			2022				2021		2020
Summary Compensation Table Total			$12,965,126			$11,747,104			$13,654,538			$12,667,106			$12,202,285			$4,463,189			$3,949,153			$3,904,167			$3,922,861			$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$	(-)	9,286,203	$	(-)	8,896,322	$	(-)	10,132,164	$	(-)	8,566,067	$	(-)	7,659,869	$	(-)	2,723,638	$	(-)	2,899,811	$	(-)	2,665,646	$	(-)	2,287,820	$	(-)	2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0	$	(-)	0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$	(+)	10,801,010	$	(+)	7,410,447	$	(+)	6,409,104	$	(+)	10,094,687	$	(+)	9,490,638	$	(+)	4,333,887	$	(+)	2,021,753	$	(+)	1,722,529	$	(+)	2,696,083	$	(+)	3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$	(-)	6,426,122	$	(-)	6,203,785	$	(-)	6,161,789	$	(+)	3,757,541	$	(+)	2,114,057	$	(-)	1,701,038	$	(-)	757,830	$	(-)	1,381,313	$	(+)	672,482	$	(+)	1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$	(-)	4,153,588	$	(-)	3,262,797	$	(-)	1,432,304	$	(-)	2,698,509	$	(-)	1,096,571	$	(-)	1,285,235	$	(-)	835,620	$	(-)	629,778	$	(-)	1,357,393	$	(-)	863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$	(-)	1,185,581	$	(-)	0	$	(-)	0	$	(-)	291,792	$	(-)	0	$	(-)	88,368	$	(-)	0	$	(-)	0	$	(-)	116,408	$	(-)	0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$	(+)	568,608	$	(+)	664,022	$	(+)	806,513	$	(+)	769,710	$	(+)	305,363	$	(+)	112,675	$	(+)	93,852	$	(+)	124,336	$	(+)	246,121	$	(+)	163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$	(-)	390,217	$	(-)	652,107	$	(-)	66,594	$	(-)	606,521	$	(-)	602,107	$	(-)	121,243	$	(-)	140,779	$	(-)	31,278	$	(-)	241,739	$	(-)	741,074
Addition for the Service Cost attributable to services rendered during the FY	$	(+)	430,323	$	(+)	318,437	$	(+)	329,717	$	(+)	289,369	$	(+)	99,175	$	(+)	129,504	$	(+)	157,331	$	(+)	123,685	$	(+)	173,112	$	(+)	212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0	$	(+)	0
Compensation Actually Paid			$3,323,357			$1,125,000			$3,407,020			$15,415,524			$14,852,971			$3,119,735			$1,588,050			$1,166,702			$3,707,302			$5,525,436

(6)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 31, 2024 = $37.22; December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; and December 31, 2020 = $59.89. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96, 2/22/2024 = $33.43, 2/27/2024 = $30.01, 2/28/2024 = $29.86, 5/24/2024 = $40.58, 7/24/2024 = $47.07, 7/29/2024 = $46.73, 10/30/2024 = $47.80.

(7)   Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23, and 2/22/2024 vest date fair market value = $33.43; and for the 2022 program 2022 fair value = $46.14, 2023 fair value = $23.21, and 2024 fair value = $0.02; for the 2023 program 2023 fair value = $37.27 and 2024 fair value = $12.05; and for the 2024 program 2024 fair value = $36.00. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2024. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)   The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. The amount of service cost was $0 for Ms. Ovelmen for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, Mr. Wexler for 2024, 2023, 2022, 2021, and 2020, Mr. Toth for 2023, 2022, 2021, and 2020 and Mr. Atkinson for 2021 and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Free Cash Flow and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Free Cash Flow and Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table	Tabular List of Financial Performance Measures

Absolute Total Shareholder Return (TSR)
Free Cash Flow
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 91.57	100.82	113.19	145.2	138.96
Peer Group Total Shareholder Return Amount	157.67	156.39	137.66	150.22	138.86
Net Income (Loss)	$ 3,381,000,000	$ (2,467,000,000)	$ (369,000,000)	$ 233,000,000	$ 2,791,000,000
Company Selected Measure Amount	2,916,000,000	88,000,000	1,067,000,000	2,613,000,000	3,588,000,000
PEO Name	Mr. Palmer
Restricted Stock Units Per Share	$ 37.22	$ 41.39	$ 47.2	$ 62.02	$ 59.89	$ 47.8	$ 46.73	$ 47.07	$ 40.58	$ 29.86	$ 30.01	$ 33.43	$ 37.96	$ 43.45	$ 43.61	$ 43.34	$ 43.58	$ 45.17		$ 67.07	$ 67.9	$ 67.67	$ 60.59	$ 55.01	$ 56.63	$ 56.76	$ 57.12	$ 68.23	$ 69.2	$ 48.3	$ 49.17	$ 50.07
Performance Stock Units Payout Per Share For 2018 to 2021 Program					52.33																			$ 55.01									$ 40.89
Performance Stock Units Payout Per Share For 2019 to 2022 Program				98.67	71.44															$ 67.07													47.24
Maximum Target in Performance Stock Units	200.00%
Performance Stock Units Payout Per Share For 2020 to 2023 Program			89.85	107.46	$ 74.67												$ 43.58
Performance Stock Units Payout Per Share For 2021 to 2024 Program		32.23	57.58	$ 80.06								$ 33.43
Performance Stock Units Per Share																														$ 48.3			$ 52.21
Performance Stock Units Payout Per Share For 2022 Program	$ 0.02	23.21	$ 46.14
Performance Stock Units Payout Per Share For 2023 Program	12.05	$ 37.27
Performance Stock Units Payout Per Share For 2024 Program	$ 36
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
2013 plan
Pay vs Performance Disclosure
Restricted Stock Units Per Share																			$ 45.81
2020 plan
Pay vs Performance Disclosure
Restricted Stock Units Per Share																			$ 44.59
Ms. Ovelmen | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,217)	(652,107)	(66,594)	(606,521)	(602,107)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,323	318,437	329,717	289,369	99,175
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,801,010	7,410,447	6,409,104	10,094,687	9,490,638
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,426,122)	(6,203,785)	(6,161,789)	3,757,541	2,114,057
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,153,588)	(3,262,797)	(1,432,304)	(2,698,509)	(1,096,571)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,185,581)	0	0	(291,792)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,608	664,022	806,513	769,710	305,363
PEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,286,203)	(8,896,322)	(10,132,164)	(8,566,067)	(7,659,869)
PEO | Fair Value Of In Respect Of Any Options Or SARS Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Addition of fair value at vesting date, of equity awards granted during the FY that vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Deduction for amounts reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,243)	(140,779)	(31,278)	(241,739)	(741,074)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,504	157,331	123,685	173,112	212,540
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,333,887	2,021,753	1,722,529	2,696,083	3,270,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,701,038)	(757,830)	(1,381,313)	(672,482)	(1,179,673)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,285,235)	(835,620)	(629,778)	(1,357,393)	(863,441)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,368)	0	0	(116,408)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,675	93,852	124,336	246,121	163,566
Non-PEO NEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,723,638)	(2,899,811)	(2,665,646)	(2,287,820)	(2,639,891)
Non-PEO NEO | Fair Value Of In Respect Of Any Options Or SARS Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Addition of fair value at vesting date, of equity awards granted during the FY that vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deduction for amounts reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0